Offerings	Sep. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value KRW10,000 per share
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) American Depositary Shares, or ADSs, issuable upon deposit of the Common Shares registered hereby, have been registered pursuant to a separate Registration Statement on Form F-6, as amended (File No. 333-239022), which was declared effective by the Commission on June 30, 2020. 20 ADSs represent one Common Share.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, par value KRW10,000 per share
Amount Registered | shares	210,632
Maximum Aggregate Offering Price	$ 42,316,119.48
Carry Forward Form Type	F-3
Carry Forward File Number	333-267422
Carry Forward Initial Effective Date	Sep. 27, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,922.71
Offering Note	(1) American Depositary Shares, or ADSs, issuable upon deposit of the Common Shares registered hereby, have been registered pursuant to a separate Registration Statement on Form F-6, as amended (File No. 333-239022), which was declared effective by the Commission on June 30, 2020. 20 ADSs represent one Common Share. (2) Includes such indeterminate amount of securities as may be issued upon exercise, conversion or exchange of, pursuant to anti-dilution adjustments, or pursuant to a share dividend, share split or similar transaction with respect to securities that provide for such issuance, exercise, conversion, exchange, adjustment, share split or similar transaction. Separate consideration may or may not be received for any of these securities. (3) Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this Registration Statement include up to 210,632.75 common shares, represented by 4,212,655 ADSs, of unsold securities (the "Unsold Securities") previously registered pursuant to a Registration Statement on Form F-3 (File No. 333-267422), originally filed on September 14, 2022, and declared effective on September 27, 2022, which is due to expire on September 26, 2025 (the "Prior Registration Statement"). The Registrant paid filing fees for the Unsold Securities in an aggregate amount of $3,922.71. Pursuant to Rule 415(a)(6) under the Securities Act, the Unsold Securities are being carried forward and the filing fee previously paid in connection with the Unsold Securities will continue to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. To the extent that, after the filing date hereof and prior to the effectiveness of this Registration Statement, the selling shareholder named in this Registration Statement sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this Registration Statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.